SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jan. 27, 2013	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fiscal year term		364 days	364 days	364 days
Rabbi trust
Investments
Gains (Losses) related to securities held		$ 4.6	$ 4.3	$ 1.2
Short-term marketable securities
Investments
Gains (Losses) related to securities held	$ 0.2	$ 0.2	$ 1.3	$ 0.5